Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Pennsylvania Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	1.12%	[1]
Class K
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	0.78%	2.09%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	0.78%	2.09%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	1.32%	2.42%

[1]	The Pennsylvania Customized Reference Benchmark commenced in September 2016 and therefore the Pennsylvania Customized Reference Benchmark does not have a return for the 10-year period.